Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of the Company’s goodwill during the six months ended June 30, 2025 were as follows:

(U.S. $ in thousands)
Goodwill as of January 1, 2025	$99,082
Goodwill acquired	651
Currency translation adjustments	1,836
Goodwill as of June 30, 2025	$101,569

Schedule of other intangible assets
Other intangible assets consisted of the following:

	June 30, 2025			December 31, 2024
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$406,465	$(327,564)	$78,901	$402,976	$(318,312)	$84,664
Patents	29,048	(12,588)	16,460	21,902	(11,726)	10,176
Trademarks and trade names	22,397	(18,554)	3,843	22,149	(17,957)	4,192
Customer relationships	103,194	(96,385)	6,809	102,560	(95,339)	7,221
Capitalized software development costs	3,292	(3,292)	—	3,117	(3,117)	—
	$564,396	$(458,383)	$106,013	$552,704	$(446,451)	$106,253

Schedule of estimated amortization expense relating to intangible assets
As of June 30, 2025, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated Amortization Expenses
(U.S. $ in thousands)
Remaining 6 months of 2025	$11,268
2026	22,490
2027	21,572
2028	17,336
2029	11,760
2030 and thereafter	21,587
Total	$106,013